Weighted Average Assumptions Used in Determining Benefit Obligations (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pension	Dec. 31, 2011 Pension	Dec. 31, 2012 Health Care And Life	Dec. 31, 2011 Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	5.75%	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases			3.00%	3.00%